Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Disclosure of commitments and contingent liabilities [text block]
28.	Commitments and contingencies

Operating lease commitments – Group as lessor

As of December 31, 2019, 2018 and 2017, the Group, as lessor, had a land lease with Compañía Minera Ares S.A.C. a related party of Inversiones ASPI S.A. This lease is annually renewable, and provided an annual rent of S/344,000, S/339,000 and S/336,000, respectively; see note 26.

Capital commitments

As of 31 December 2019, the Group had no significant capital commitments.

Other commitments

On August 29, 2018, the Company signed a gas supply contract with Olympic Peru that entered in force during 2019 by which the Company started to use gas in our Piura plant. The supply contract is for 18 years and covers most of the Company´s energy needs in the Piura plant. The contract has two phases: 1) the “spot phase”, in which the Company pays for the gas it uses; and the contract can be terminated at any time by either party without penalties and 2) the “take or pay phase”, in which the Company is required to pay for a minimum amount of gas established as a percentage of maximum gas requested to Olympic Peru (this percentage varies from 60 to 70% depending on the year), this phase has penalties by either party if any cancel the contract.  The unit prices of the gas are fixed for each year despite it is in the “spot” or the “take or pay” phase. We are currently in the spot phase. The contract enters in “take or pay” phase when the following conditions are met by Olympic Peru: 1) The Peruvian Government signs a gas distribution contract with a concessionaire (third party) in the Piura region, 2) Olympic Peru transfers the pipe to said concessionaire, and 3) commercial conditions to transport the gas between Olympic Peru and the distribution concessionaire are agreed. These three conditions are not under our control and we cannot reasonably estimate when they will be met.

Mining royalty

Third parties

In December 2013, the Company signed an agreement with a third party, related to the use of the Virrilá concession, to carry out other non-metallic mining activities related to cement production. This agreement has a term of 30 years, with fixed annual payments of US$600,000 for the first three years and variable payments for the rest of the contract. The related expense as of December 31, 2019 and 2018 amounted to S/7,039,000 and S/6,023,000, respectively, and was recognized as part of the cost of inventory production. As part of this agreement, the Company is required to pay the equivalent of S/4.5 each for each metric ton of calcareous extracted, and the annual royalty may not be less than the equivalent to 850,000 metric tons since the fourth year of production.

Peruvian government

According to the Royalty Mining Law in force since October 1, 2011, the royalty for the exploitation of metallic and nonmetallic resources is payable on a quarterly basis in an amount equal to the greater of: (i) an amount determined in accordance with a statutory scale of rates based on operating profit margin that is applied to the quarterly operating profit, adjusted by certain items, and (ii) 1% of net sales, in each case during the applicable quarter. These amounts are estimated based on the unconsolidated financial statements of Cementos Pacasmayo S.A.A. and the subsidiaries affected by this mining royalty, prepared in accordance with IFRS. Mining royalty payments will be deductible for income tax purposes in the fiscal year in which such payments are made.

Mining royalty expense paid to the Peruvian Government for 2019, 2018 and 2017 amounted to S/1,012,000, S/1,179,000 and S/841,000, respectively, and was recognized as part of the cost of inventory production.

Tax situation

The Company is subject to Peruvian tax law. As of December 31, 2019 and 2018 and 2017, the income tax rate was 29.5 percent of the taxable profit after deducting employee participation, which is calculated at a rate of 8 to 10 percent of the taxable income.

For purposes of determining income tax, transfer pricing transactions with related companies and companies resident in territories with low or no taxation, must be supported with documentation and information on the valuation methods used and the criteria considered for determination. Based on the operations of the Group, Management and its legal advisors believe that as a result of the application of these standards would not result in significant contingencies for the Group as of December 31, 2019 and 2018.

The tax authority has the power to review and, if applicable, correct the income tax calculated by each company in the four years after the year of filing the tax return.

It should be noted that of January 1, 2019, a series of tax benefits for Loreto region was eliminated, eliminating the tax refund of the value added tax (VAT) and the exemption of VAT for the importation of goods that are destined for consumption in the Amazon.

The statements of income tax and VAT corresponding to the years indicated in the attached table are subject to review by the tax authorities:

Years open to review by Tax Authority
Entity	Income tax	Value-added tax

Cementos Pacasmayo S.A.A.	2015-2019	Dec. 2015-2019
Cementos Selva S.A.	2015-2019	Dec. 2015-2019
Distribuidora Norte Pacasmayo S.R.L.	2015-2019	Dec. 2015-2019
Empresa de Transmisión Guadalupe S.A.C.	2015-2019	Dec. 2015-2019
Salmueras Sudamericanas S.A.	2015-2019	Dec. 2015-2019
Calizas del Norte S.A.C. (in liquidation)	2015-2019	Dec. 2015-2019
Soluciones Takay S.A.C.	2019	Mar.2019-Dec.2019

Due to possible interpretations that the tax authority may give to legislation in effect, it is not possible to determine whether or not any of the tax audits will result in increased liabilities for the Group. For that reason, tax or surcharge that could arise from future tax audits would be applied to the income of the period in which it is determined. However, in Management’s opinion, any possible additional payment of taxes would not have a material effect on the consolidated financial statements as of December 31, 2019 and 2018.

Environmental matters

The Group’s exploration and exploitation activities are subject to environmental protection standards.

Environmental remediation -

Law No. 28271 regulates environmental liabilities in mining activities. This Law has the objectives of ruling the identification of mining activity’s environmental liabilities and financing the remediation of the affected areas. According to this law, environmental liabilities refer to the impact caused to the environment by abandoned or inactive mining operations.

In compliance with the above-mentioned laws, the Group presented environmental impact studies (EIS), declaration of environmental studies (DES) and Environmental Adaptation and Management Programs (EAMP) for its mining concessions.

The Peruvian authorities approved the EIS and EAMP presented by the Group for its mining concessions and exploration projects. A detail of plans and related expenses approved is presented as follows:

Project unit	Resource	Resolution Number	Year of approval	Program approved	Year expense
					2019	2018	2017
					S/(000)	S/(000)	S/(000)

Rioja	Limestone	RD186-2014-PRODUCE/DVMYPE-I/DIGGAM	2014	EIS	244	345	236
Tembladera	Limestone	RD304-18-PRODUCE/DVMYPE-I/DIGAAMI	2018	EAMP	189	202	201

					433	547	437

The Group incurs in environmental expenses related to environmental damages caused by current operations. These expenses amounted to S/433,000, S/547,000 and S/437,000 during 2019, 2018 and 2017, respectively. They were recorded as expenses in the year in which the expenses were incurred and are recognized in the administrative expenses item, see note 20. As of December 31, 2019 and 2018, the Group had no liabilities related to these expenses because all were liquid before the end of the year.

Rehabilitation provision -

Additionally, Law No. 28090 regulates the obligations and procedures that must be met by the holders of mining activities for the preparation, filing and implementation of Mine Closure Plans, as well as the establishment of the corresponding environmental guarantees to secure fulfillment of the investments that this includes, subject to the principles of protection, preservation and recovery of the environment. In connection with this obligation, as of December 31, 2019 and 2018, the Group maintains a provision for the closing of the quarries exploited in operations amounting to S/1,829,000 and S/1,489,000, respectively. The Group believes that this liability is adequate to meet the current environmental protection laws approved by the Ministry of Energy and Mines, refer to note 14.

Legal claim contingency

The Group has received claims from third parties in relation with its operations which in the aggregate represent S/12,884,000. From this total amount, S/2,905,000 corresponded to labor claims from former employees, S/7,681,000 related to property tax assessment for the periods 2009 to 2014 received from the municipality of Pacasmayo, Peru; S/2,298,000 related to the tax assessments received from the tax administration corresponding to 2009 tax period, which was reviewed by the tax authority during 2012.

Management expects that these claims will be resolved within the next five years based on prior experience; however, the Group cannot assure that these claims will be resolved within this period because the authorities do not have a maximum term to resolve cases. The Group has been advised by its legal counsel that it is only possible, but not probable, that these actions will succeed. During 2019, a provision was recorded for legal claims in the consolidated financial statements of S/693,085 (S/420,076 in 2018).